ACQUISITIONS (Acquisition of 2013 Acquired Company) (Details)	1 Months Ended	12 Months Ended
	Nov. 21, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Business Acquisition [Line Items]
Payment to selling shareholders		$ 11,291,179	¥ 73,142,000	¥ 75,474,147	¥ 5,928,000
Deferred tax liabilities arising from the acquisition				(21,148,963)		¥ (14,021,725)
Goodwill		$ 28,442,066		¥ 181,322,013	¥ 96,255,546	¥ 184,242,013
2013 Acquired Company [Member]
Business Acquisition [Line Items]
Ownership interest acquired, percentage	51.60%				51.60%
Total consideration	¥ 18,750,000
Payment to selling shareholders	¥ 5,000,000
Ownership interest from selling shareholders, percentage	25.00%
Amount injected into acquired company	¥ 13,750,000
Ownership interest from capital injection, percentage	26.60%
Net assets	¥ (2,298,803)
Intangible assets with definite lives	7,905,854
Deferred tax liabilities arising from the acquisition	(1,976,463)
Total fair value of net assets acquired	3,630,588
Purchase consideration to original shareholders	5,000,000
Noncontrolling interest	16,734,018
Goodwill	¥ 18,103,430
Non-controlling Interest, percentage	48.40%
2013 Acquired Company [Member] | Trade name [Member]
Business Acquisition [Line Items]
Intangible assets with definite lives	¥ 3,076,912
Useful lives of intangible assets with definite lives, in years	5 years
2013 Acquired Company [Member] | Self-developed software [Member]
Business Acquisition [Line Items]
Intangible assets with definite lives	¥ 4,828,942
Useful lives of intangible assets with definite lives, in years	3 years